Significant accounting policies, judgements, estimates and assumptions - Total expected adjustments to the group's lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of voluntary change in accounting policy [line items]
Current finance debt	$ 2,067	$ 2,196	$ 44	[1]
Non-current finance debt	$ 7,655	7,704	623	[1]
Adjustment on adoption of IFRS | IFRS 16 Leases [Member]
Disclosure of voluntary change in accounting policy [line items]
Current finance debt		2,152
Non-current finance debt		7,081
Adjustment on adoption of IFRS 16 [Member]
Disclosure of voluntary change in accounting policy [line items]
Less: adjustment for finance leases in joint operations		$ 189	$ 189

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.